Share-Based Payment (Details) - Schedule of Financial Statements for Services Received from Employees and Officers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Statements for Services Received from Employees and Officers [Abstract]
Equity-settled share-based payment plans	$ 7,115	$ 10,516	$ 5,897